Expense Example	Apr. 19, 2026 USD ($)
Aptus January Deep Buffer ETF | Aptus January Deep Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Aptus April Deep Buffer ETF | Aptus April Deep Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Aptus July Deep Buffer ETF | Aptus July Deep Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Aptus October Deep Buffer ETF | Aptus October Deep Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Aptus Laddered Deep Buffer ETF | Aptus Laddered Deep Buffer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	$ 97